Income Taxes - Schedule of Provision for Income Taxes (Details) (Parenthetical) (10-K)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Effective tax rate, percentage	21.00%	21.00%